Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Director [Member]
Disclosure of transactions between related parties [line items]
Collection, installation and maintenance services	$ 2	$ 2
Purchases	12	11
Network fees	26	20
Accounts payable and accrued liabilities	4	4
Corus [Member]
Disclosure of transactions between related parties [line items]
Network fees	133	135
Accounts payable and accrued liabilities	13	24
Advertising fees	4	8
Programming fees	2	1
Administrative fees	2	1
Administrative, advertising and other services	5	7
Uplink of television signals	8	8
Internet services and lease of circuits	1	1
Burrard Landing Lot 2 Holding Partnership [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	64
Leases as lessee	$ 12	$ 13